Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Based on internal forecasts and projections that take into account potential changes in the Company’s trading performance and other assets, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of the consolidated financial statements. Although internal forecasts and projections are driven by market data and are subject to future volatility along with other factors outside the control of the Company, with the existence of alternative liquidity sources and management’s ability to utilize them if needed, management concludes that the Company has the ability to continue as a going concern as of the date of the issuance of the consolidated financial statements.

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse impact on our business, financial condition, results of operations and cash flows.

(b)   Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings, a Republic of the Marshall Islands corporation, and both its majority and wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if the Company determines that it is the primary beneficiary of such entity. ASC 810-15-14 outlines the criteria for evaluating whether an entity is a VIE. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability; and an interest in the entity’s residual risks and reward; or (ii) the equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support; or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both; and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are entities in which the Company has an interest of more than one-half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets transferred, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics for which is 63.8%.

Discontinued Operations: Discontinued operations comprise the operations of a disposed component of an entity or a group of components of an entity if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company determined that the sale of its 36-vessel dry bulk fleet completed on September 8, 2022, which resulted in a gain for the Company, represented a strategic shift in Company’s business. Consequently, the results of the previously reported Dry Bulk Vessel Operation, are reported as discontinued operations in the consolidated statements of comprehensive income/(loss) for all the periods presented. For additional information on the Company’s sale of the 36-vessel dry bulk fleet, see Note 3 “Discontinued operations” to the consolidated financial statements.

All references to the dry bulk vessels included in the following accounting policies relate to the periods prior to the completion of the Transaction.

Investments in Affiliate Companies: Affiliate companies are entities over which the Company holds between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate company at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate company subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate company reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliate companies, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate company equals or exceeds its interest in the affiliate company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate company.

Affiliate companies included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliate companies and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2022 and 2021 was 10.3%); (ii) Navios Acquisition and its subsidiaries (ownership interest, through the Navios Partners’ NNA Merger in October 2021, was 6.9%); (iii) Navios Containers and its subsidiaries (ownership interest through Navios Partners’ NMCI Merger in March 2021 was 3.9%); and (iv) Navios Europe II and its subsidiaries (economic interest through liquidation in June 2020 was 47.5%).

Subsidiaries Included in the Consolidation:

		Ownership	Country of	Statements of Operations
Company Name	Nature	Interest	Incorporation	2022	2021	2020
Navios Maritime Holdings Inc.	Holding Company	—	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rondine Management Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 9/30	3/22 - 12/31
Vernazza Shiptrade Inc.	Operating Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	9/25-12/31
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 6/30	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 7/9	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 3/30	1/1 - 12/31
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 3/30	1/1 - 12/31
Diesis Ship Management Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 9/30
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 6/30	1/1 - 12/31
Roselite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 9/8	1/1 - 12/31	1/1 - 12/31
Smaltite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Motiva Trading Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alpha Merit Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Asteroid Shipping S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Cloud Atlas Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Heodor Shipping Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pacifico Navigation Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rider Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Talia Shiptrade S.A.	Operating Company	100%	Marshall Is.	1/1 - 7/29	1/1 - 12/31	1/1 - 12/31
Moonstone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 – 9/8	6/30 - 12/31	—
Opal Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 – 9/8	6/30 –12/31	—
Grimaud Ventures S.A.	Operating Company	100%	Marshall Is.	1/1 – 12/31	7/30-12/31	—
Anafi Shipping Corporation	Operating Company	100%	Marshall Is.	5/12 – 9/8	—	—

(c)  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates the estimates and judgments. Estimates and judgements management evaluates relate to. among other things, uncompleted voyages, future drydock dates, the assessment of other-than-temporary impairment related to the carrying value of investments in affiliate companies, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets and operating lease assets to support impairment tests, impairment test for goodwill, allowance for credit losses necessary for accounts receivables and demurrages, provisions for legal disputes, pension benefits, contingencies and guarantees. Management bases its estimates and judgments on historical experience and on various other factors that they believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

(d)   Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)   Restricted Cash: As of both December 31, 2022 and 2021, within restricted cash are included amounts held as security in the form of letters of guarantee or letters of credit totaling $10. As of December 31, 2022, within restricted cash is also included an amount of $300 as cash collateral in escrow accounts, in relation to certain agreements. As of December 31, 2021, within restricted cash is also included an amount of $84,250 as cash collateral in an escrow account, concerning the release of Navios Lumen, Navios Stellar and Navios Phoenix, from the 2022 Notes. For additional information on restricted cash, see Note 3 “Discontinued operations” to the consolidated financial statements.

(e)   Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reporting period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.

(g)   Inventories: Inventories, which are comprised of lubricants, bunkers (when applicable) and stock provisions on board of the vessels, as well as petroleum products held by Navios Logistics, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Cost is calculated using the first in first out method.

(h)   Dry Bulk Vessels, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Dry bulk vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations are recorded at fair value on the date of acquisition, and if acquired as an asset acquisition, are recorded at cost (including transaction costs). Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for ballast water treatment system, major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of comprehensive income/(loss).

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over the useful life of the vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Dry bulk vessels	25 years
Port terminals	5 to 49 years
Tanker vessels, barges and pushboats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimated the residual values of the Company’s dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (“LWT”). Residual values were periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of residual values affect the depreciable amount of the vessels and the depreciation expense in the period of the revision and future periods. Management estimated the residual values of the Company’s vessels based on a scrap rate of $340 per LWT after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company’s vessels.

Management estimated the useful life of its dry bulk vessels to be 25 years from the vessel’s original construction. However, when regulations place limitations on the ability of a vessel to trade, its useful life was re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have had the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have had the effect of increasing the annual depreciation charge.

(i)   Deposits for Vessels, Port Terminals and Other Fixed Assets: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels, port terminals and other long-lived fixed assets. Deposits for vessels, port terminals and other fixed assets also include pre-delivery expenses. Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. As of December 31, 2022 and 2021, a total of $3,311 and $713 is included under the caption “Other long-term assets” in the consolidated statement of financial position relating to deposits for vessels, port terminals and other fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2022, 2021 and 2020 amounted to $0, $1,062 and $986, and is included in the in the consolidated statement of financial position under the caption “Other long-term assets”, respectively.

(j)   Assets Held for Sale: The Company’s policy is to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale as of December 31, 2022 and 2021.

(k)   Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings’ management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is determined as the difference between the carrying value and the fair value.

Navios Holdings

Navios Holdings determined the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment were reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows were determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs, the unamortized portion of ballast water treatment system and the unamortized portion of other capitalized items, if any related to the vessel or the carrying value of deposits for newbuildings. The loss recognized either on impairment (or on disposition) would reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

Where the undiscounted projected net operating cash flows for each asset group did not exceed the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest, management proceeded to perform step two of the impairment assessment. In step two of the impairment assessment, the Company determined the fair value of its vessels through a combination of a discounted cash flow analysis utilizing market participant assumptions from available market data and third-party valuations performed on an individual vessel basis.

Pursuant to the Transaction during the third quarter of 2022, the Company completed the sale of its 21 owned vessels to Navios Partners. For further information see Note 3 “Discontinued operations” in the consolidated financial statements. No impairment losses were recognized on any of Navios Holdings vessels during the year ended December 31, 2022.

As of December 31, 2021, the Company considered various indicators, including but not limited to the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook, and concluded for the Dry Bulk Vessel Operations that no events and circumstances occurred, which could trigger the existence of potential impairment of the Company’s vessels. As a result, no step one of impairment assessment was performed as of December 31, 2021.

During the fourth quarter of fiscal year 2020, management concluded that events occurred, and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market, and the related impact of the current dry bulk sector on management’s expectation for future revenues. As a result, an impairment assessment of long-lived assets (step one) was performed.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs and other capitalized items, if any, related to the vessel. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and 10-year average historical one-year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, management fees for vessel operating expenses fixed until 2021 and thereafter assuming an annual increase of 3.0% every second year and a utilization rate of 99.3% based on the fleet’s historical performance.

As of December 31, 2020, our assessment concluded that step two of the impairment analysis was required for two of our dry-bulk vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value for such vessels. As a result, the Company recorded an impairment loss of $52,820 for the two dry-bulk vessels, representing the difference between the fair value and the vessels’ carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs and other capitalized items, if any, related to these vessels. The impairment is presented under the caption “Net income/(loss) from discontinued operations” in the consolidated statements of comprehensive income/(loss).

Navios Logistics

Vessels, other fixed assets and other long-lived assets held and used by Navios Logistics are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In accordance with accounting for long-lived assets, management determines projected undiscounted cash flows for each asset group and compares it to its carrying amount. In the event that projected undiscounted cash flows for an asset group is less than its carrying amount, then management reviews fair values and compares them to the asset group’s carrying amount. In the event that impairment occurs, an impairment charge is recognized by comparing the asset group’s carrying amount to its fair value. For the purposes of assessing impairment, long lived-assets are grouped at the lowest levels for which there are separately identifiable cash flows.

During the fourth quarter of 2022, Navios Logistics completed the sale of vessel Malva H for a sale price of $2,186. The impairment loss of $778 (including $732 remaining carrying balance of dry dock costs), being the difference of vessel’s carrying value and fair value, recorded in the third quarter of 2022, is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”. The fair value was determined based on the agreed sale’s price. No impairment triggering events were identified and consequently no impairment loss was recorded on any of the remaining tanker vessels of Navios Logistics during the year ended December 31, 2022. Further, in the third quarter of 2022, Navios Logistics recorded an impairment loss of $2,417 for certain barges, representing the difference between the fair value and the carrying value together with the carrying value of deferred drydock and special survey costs, if any, related to these barges, which is included in the consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”. The fair value was determined based on the agreed or expected sale’s price. No impairment loss was recorded on any of the remaining vessels, other fixed assets and other long-lived assets held and used by Navios Logistics for the year ended December 31, 2022.

As of December 31, 2021, management concluded that certain events and circumstances had changed, indicating a potential impairment of two of the Logistics Business’s tanker vessels. These events and circumstances included the extended period in which its tanker vessels operating in the cabotage business have been without a long-term time charter contract. The extended delay is the result of the status of the current tanker market and the vessels’ capacity. Vessels’ capacity appears to be limited to trading in the markets of Argentina and Uruguay.

Navios Logistics recorded an impairment loss of $21,966 for two of its tanker vessels operating in its cabotage business, representing the difference between the carrying value of the vessels including the carrying value of deferred drydock and special survey costs related to these vessels, and their respective fair values. Navios Logistics determined the fair value of its assets on the basis of evaluations provided by third-party independent shipbrokers and compared them to the carrying value of the vessels including the unamortized portion of deferred drydock and special survey costs. The impairment loss recognized reflected the excess of carrying value over fair value for the vessel asset group. The impairment loss is included under the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive income/(loss). See Note 7 “Vessels, Port Terminals and Other Fixed Assets, Net” in the consolidated financial statements.

No impairment loss was recorded on any of the remaining vessels, other fixed assets and other long-lived assets held and used by Navios Logistics for the year ended December 31, 2021.

No impairment loss was recorded on any of the vessels, other fixed assets and other long-lived assets held and used by Navios Logistics for the year ended December 31, 2020.

(l)   Deferred Drydock and Special Survey Costs: The Company’s vessels, barges and pushboats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for ocean-going vessels, and up to every 72 to 96 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained (in rare cases) and under certain other conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined. Unamortized drydocking or special survey costs of vessels, barges and pushboats sold are written off to income in the year the vessel, barge or pushboat is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2022, 2021 and 2020, the amortization of deferred drydock and special survey costs from continuing operations was $4,356, $4,122 and $3,958, respectively.

(m)  Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. Deferred financing costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write-off of deferred financing costs from continuing operations for each of the years ended December 31, 2022, 2021 and 2020 were $3,980, $3,378 and $2,626, respectively. See Note 18 “Interest Expense and Finance Cost” to the consolidated financial statements.

(n)  Goodwill and Other Intangibles

(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable.

Navios Holdings evaluated impairment of goodwill using a single step process following the adoption of ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)” as of January 1, 2020. The aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. Navios Holdings determined the fair value of the reporting unit based on a combination of the income approach (i.e. discounted cash flows) and market approach (i.e. comparative market multiples) and believes that the combination of these two approaches is the best indicator of fair value for its individual reporting units. Goodwill impairment loss was measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill.

As of December 31, 2022, goodwill of $56,240 was allocated to the Dry Bulk Vessel Operations, and included in the carrying value of the disposal group, Please refer to Note 3 “Discontinued Operations”. As of December 31, 2021, the Company performed its impairments test for its reporting units within the Dry Bulk Vessel Operations and the Logistics Business. The Company additionally considered that its market capitalization continued to remain at a level well below the carrying amount.

As of December 31, 2021, the Company performed the impairment test for the Dry Bulk Vessel Operations reporting unit, which,was allocated goodwill of $56,240 and is included in the consolidated statement of financial position under the caption “Non-current assets from discontinued operations”. The impairment test revealed that the fair value of the Dry Bulk Vessel Operations reporting unit exceeded its carrying amount.

The fair value of the Dry Bulk Vessel Operations reporting unit was estimated using a combination of income and market approaches. For the income approach, the expected present value of future cash flows used judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions and direct vessel expense growth assumptions. The future cash flows were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and the 10-year average of historical one-year time-charter rates). The Company believes this approach to be objective for forecasting charter rates over an extended time period for long-lived assets and consistent with the cyclicality of the industry. In addition, a weighted average cost of capital (“WACC”) was used to discount future estimated cash flows to their present values. The WACC was based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. The market approach estimated the fair value of the Company’s business based on comparable publicly-traded companies in its industry. In assessing the fair value, the Company utilized the results of the valuations and considered the range of fair values determined under all methods which indicated that the fair value exceeded the carrying amount.

As of December 31, 2022 and 2021, the Company performed the impairment test for the Logistics Business, which is allocated goodwill of $104,096. Management compares the aggregate fair value of the reporting unit to its carrying amount, including goodwill. Goodwill impairment loss is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value. Management determines the fair value of its logistics reporting unit using the income approach (i.e. discounted cash flow method). Management forecasts all the expected net cash flows associated with the reporting unit, which includes the application of a terminal value for the period after forecast, and applies a discount rate to arrive at the fair value. Expected net cash flows include EBITDA and future capital expenditures assumptions. EBITDA assumptions include revenue assumptions, direct and general and administrative expense assumptions. The significant factors and assumptions used in the discounted cash flow analysis include the estimated time charter, voyage and port revenue for the unfixed days, the terminal value, terminal growth rate and the discount rate (i.e. ‘‘WACC’’) used to calculate the present value of future cash flows. The estimated time charter, voyage and port revenue for the unfixed days were determined by considering revenues from existing contracts and estimated revenues for the unfixed days, based on historical performance, including utilization rates and storage capacity. Terminal growth rate was determined by taking into consideration industry and market conditions. The WACC was based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company.

No impairment loss was recorded for any of the periods presented for both the Dry Bulk Vessel Operations and the Logistics Business.

(ii) Intangibles Other Than Goodwill: Consolidated intangible assets, consist of Navios Holding’s trade name of $44,015 that was allocated to the Dry Bulk Vessel Operations, and included in the carrying value of the disposal group and Navios Logistics customer relationships and port terminal operating rights. The fair value of Navios Holdings trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm’s length transaction to use that trade name. The trade name was amortized under the straight-line method over 32 years.

The Company reviews its other intangibles such as trade name, customer relationships and port terminal operating rights periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Intangibles other than goodwill would be considered impaired if their carrying value is not recovered from the future undiscounted cash flows associated with the asset (step one). Measurement of the impairment loss is determined as the difference between the carrying amount and the fair value of the intangible asset. The Company determines the fair value of its intangible assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of intangible assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

As of December 31, 2022, the Company concluded that no events and circumstances occurred that could trigger the existence of potential impairment of the Navios Logistics’ other intangible assets including port terminal operating rights and customer relationships. As a result, step one of impairment assessment was not required as of December 31, 2022.

As of December 31, 2021, the Company concluded that no events and circumstances occurred that could trigger the existence of potential impairment of the Navios Holdings trade name, and the Navios Logistics’ other intangible assets, including port terminal operating rights and customer relationships. As a result, step one of impairment assessment was not required as of December 31, 2021.

During the fourth quarter of fiscal year 2020, management concluded that certain events occurred and circumstances had changed indicating a potential impairment of the Navios Holdings trade name. These changes in events and circumstances included continued volatility in the spot market, and the impact of the current dry bulk sector on management’s expectation for future revenues. As a result, an impairment assessment for trade name (step one) was performed.

The significant factors and assumptions the Company used in the undiscounted cash flow analysis of its trade name included: revenue assumptions, specifically the future cash flows were determined by considering the charter revenues of the Dry Bulk Vessel Operations from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and the 10-year average historical one-year time charter rates) and the respective “relief from royalty” rate applied to the future cash flows of the Dry Bulk Vessel Operations.

No impairment loss was recorded for the Group’s intangible assets as of December 31, 2022, 2021 and 2020.

The weighted average amortization periods for intangibles are:

Intangible assets	Years
Trade name	32
Port terminal operating rights	47
Customer relationships	20

(o)  Foreign Currency Translation: The Company’s functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. The Company’s subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reales and Paraguayan guaranies, whereas the Company’s wholly-owned vessel subsidiaries and the vessel management subsidiaries transact nominal operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S.-dollar denominated. The financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of comprehensive income/(loss). The foreign currency gains/(losses) recognized under the captions “Other income” and “Other expense”, respectively, in the consolidated statements of comprehensive income/(loss) for each of the years ended December 31, 2022, 2021 and 2020, were $2,658, $2,637 and $574, respectively.

(p)  Provisions: In the ordinary course of its business, the Company, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements, the likelihood of loss was probable, and the loss amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide for the lower amount within the range. For further information on estimating contingent losses, see Note 14 “Commitments and Contingencies” in the consolidated financial statements.

The Company participates in Protection and Indemnity (“P&I”) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

Provision for losses subject to claims was provided for in the period in which estimated losses on vessels under time charter losses were determined. As of both December 31, 2022 and 2021, the balance for this provision was $0.

(q)  Segment Reporting: Operating segments, as defined, indicate components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, the Company through September 8, 2022 had two reportable segments: the Dry Bulk Vessel Operations segment and the Logistics Business segment. The Company determined that the sale of its 36-vessel dry bulk fleet completed on September 8, 2022, represented a strategic shift in Company’s business. Consequently, following the completion of the disposal, the results of operations of the previously reported Dry -Bulk segment are reported as discontinued operations.

(r)  Revenue and Expense Recognition:

Revenue Recognition: Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the number of days traveled as of the balance sheet date divided by the number of total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts. Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as set forth in the applicable contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time-chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements as service is performed. However, for loss generating time charters, the loss is recognized in the period during which the loss is generated. A time-charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Charters for periods of less than three months are referred to as spot-charters. Charters for periods of three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. For time-charters, the owner of the vessel typically pays the vessel’s operating costs, such as crews, maintenance and insurance.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool; however, such changes are not expected to be material.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage, and to load the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed-upon term. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage, and to load the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
COA/Voyage revenue	$77,798	$77,485	$54,005
Time chartering revenue	59,120	41,446	59,236
Dry Port terminal revenue	96,311	78,740	73,112
Storage fees (dry port) revenue	2,233	1,518	3,364
Dockage revenue	6,596	3,876	3,948
Sale of products revenue	5,183	13,776	17,272
Liquid port terminal revenue	7,010	5,734	4,606
Other	1,146	901	382
Total	$255,397	$223,476	$215,925

General and administrative expenses: The general and administrative expenses incurred on behalf of affiliate companies were determined based on a combination of actual expenses incurred on behalf of the affiliate companies as well as a reasonable allocation of expenses that are not affiliate companies specific but incurred on behalf of all affiliate companies.

Pursuant to an administrative services agreement dated August 29, 2019 (the “Administrative Services Agreement”), these services are provided by NSM. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The Administrative Services Agreement also provides that the Company pay a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024, upon the occurrence of certain events. For information on the Administrative Services Agreement, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

Deferred Income and Cash Received in Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers’ liability insurances, allowance for credit losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses. In the transition to ASC 842, the operating lease assets were adjusted for the carrying amount of the liability regarding the allowance for credit losses on time charters and voyages in progress on that date.

Direct Vessel Expenses: Direct vessel expenses consisted of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs, net of related party management fees for vessel operating expenses. Prior to the Transaction, these services are provided to Navios Holdings’ vessels by NSM, pursuant to a management agreement dated August 29, 2019 (the “Management Agreement”) (see also Note 16 “Transactions with Related Parties” to the consolidated financial statements). The ship management services fees provided by the Manager was a fixed rate of $3.7 per day per owned/bareboat-in vessel until August 2021, $3.8 per day per owned/bareboat-in vessel until August 2022 and $3.9 per day until the closing of the Transaction on September 8, 2022. The fee for the ship management services provided by the Manager was a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement were reimbursed by Navios Holdings at cost. The agreement also provided for payment of a termination fee by Navios Holdings, equal to the fees charged for the full calendar year preceding the termination date, in the event the Management Agreement is terminated on or before August 29, 2024, upon the occurrence of certain events. No such fees were triggered.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period presented under the caption “Prepaid and other current assets”.

(s)  Employee benefits:

Stock-Based Compensation: In December 2022, December 2021 and December 2020, the Company authorized the grant of restricted common stock. In December 2017, the Company authorized the grant of restricted common stock and restricted stock units. These awards of restricted share units, share appreciation rights, restricted common stock, restricted stock units and stock options are based on service conditions only and vest over three and four years. See also Note 13 “Employee Benefit Plans” to the consolidated financial statements.

The fair value of restricted share units, restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period.

(t)  Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, account receivables and payables, other current assets and other liabilities, long-term debt, capital leases and available-for-sale securities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company’s activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its exposure to customers and counterparties for credit risk. Navios Holdings, through its access to NSM policies and personnel, has policies designed to limit trading to customers and counterparties with an appropriate credit history. Credit risk with respect to accounts receivable is reduced by the Company by rendering services to established international operators. Management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables.

Liquidity Risk: Prudent liquidity risk management ivolves maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are converted into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive income/(loss) under the captions “Other income” and/or “Other expnese” as applicable.

(u)  Earnings/(Loss) Per Share: Basic earnings/(loss) per share are computed by dividing net income/(loss) attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding (excluding restricted shares) during the periods presented. Net income/(loss) attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net income/(loss) attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled. Diluted income per common share is calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method. The as converted number of common shares under the Convertible Debenture are deemed participating securities. Earnings are only allocated to participating securities in a period of net income (including income from continued and discontinued operations). See also Note 19 “Earnings/(Loss) per Common Share” to the consolidated financial statements.

(v)  Income Taxes: The Company is a Republic of the Marshall Islands corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Republic of the Marshall Islands and the United States of America. The tax expense reflected in the Company’s consolidated financial statements for the years ended December 31, 2022, 2021 and 2020 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regimes.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

As a result of the Law 27,630, voted by the Argentinean Parliament in June 2021, income tax rates and scales were modified. Scales are updated annually as per inflation. Income tax liabilities of the Argentinean subsidiaries for the current period is measured at the amount expected to be paid to the taxation authorities using a tax rate of 35% on any taxable profit above 76 million Argentinean pesos or $429, 30% on any taxable profit between 8 million Argentinean pesos or $42 and 76 million Argentinean pesos or $429, and 25% on any taxable profit below 8 million Argentinean pesos or $42. The enacted Law 27,630 replaced the income tax rates and scales enacted by the Law 27,541, voted by the Parliament on December 23, 2019, which had made changes to the income tax law in Argentina. The Law 27,541, had modified the rates for income taxes applicable for the fiscal years beginning on January 1, 2020 and 2021. In measuring its income tax assets and liabilities, the Company used the rate that is expected to be enacted at the time of the reversal of the asset or liability in the calculation of the deferred tax for the items related to Argentina. An income tax rate of 35% was applied on temporary differences, reversals of which are expected to occur in respect of 2021 fiscal year and onwards. Due to these changes in the Argentinean income tax rates, the Company has recorded an income tax expense of $2,112 during the year ended December 31, 2021, under the caption “Income tax (expense)/ benefit” in the consolidated statements of income.

(w)  Dividends: Dividends are recorded in the Company’s financial statements in the period in which they are declared. Navios Holdings paid $0 to its common stockholders during each year ended December 31, 2022, 2021 and 2020, and $0 to its preferred stockholders during each year ended December 31, 2022, 2021 and 2020. In November 2015, Navios Holdings announced that the Board of Directors decided to suspend the dividend to its common stockholders. In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G ADSs”) and Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H ADSs” and, together with the Series G, the “Series G ADSs and H ADSs”). All inter-company dividends are eliminated upon consolidation.

(x)  Guarantees: A liability for the fair value of an obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made.

On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Note 16 “Transactions with Related Parties” to the consolidated financial statements).

(y)  Leases: Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases. In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the consolidated balance sheets and continues to depreciate the assets over its useful life. In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a gross investment in the lease.

The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is deemed the lessor, refer to Note 2(r) “Summary of Significant Accounting Policies -Revenue and Expense Recognition” to the consolidated financial statements. The Company acts as a lessor under operating leases in connection with all of its charter out arrangements.

In cases of lease agreements where the Company acts as lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the consolidated balance sheet. For charters classified as operating leases where Navios Holdings is or is deemed the lessee, the expense is recognized on a straight-line basis over the rental periods of such charter agreements. The expense is included under the caption “Time charter, voyage and logistics business expenses”.

In cases of sale and leaseback agreements, if the transfer of the asset to the lessor does not qualify as a sale, then the agreement constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset.

Impairment of operating lease assets: Operating lease assets used by Navios Holdings were reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss was determined as the difference between the carrying value and the fair value of the asset group. Navios Holdings determined the fair value of its assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of operating lease assets, certain indicators of potential impairment were reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

Undiscounted projected net operating cash flows were determined for each asset group and compared to the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest (asset group). If the step two of the impairment analysis was required, the analysis included the use of discounted cash flows which includes various assumptions, including the Company’s WACC.

If management determined that step two of the impairment analysis was required for any of our asset groups, a discounted cash flow analysis using the Company’s WACC was performed. The WACC was based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. Where the undiscounted projected net operating cash flows for each asset group did not exceed the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest, management proceeded to perform step two of the impairment assessment.

Pursuant to the Transaction during the third quarter of 2022, the Company completed the sale of its 15 charter-in and bareboat-in vessels to Navios Partners. For further information see Note 3 “Discontinued operations” in the consolidated financial statements.

 As of December 31, 2021, the Company concluded that no events or circumstances occurred that would trigger the existence of potential impairment of its operating lease assets. As a result, no step-one impairment assessment was performed as of December 31, 2021.

During the fourth quarter of fiscal year 2020, management concluded that events occurred, and certain circumstances had changed, such that potential impairment of the Company’s operating lease assets could exist. These events and circumstances included continued volatility in the spot market, the impact of such volatility on the current dry bulk sector, and the resulting effect on management’s expectation for future revenues. As a result, an impairment assessment of operating lease assets (step one) was performed. The Company determined undiscounted projected net operating cash flows for each charter-in and bareboat-in vessel and compared those cash flows to each operating lease asset’s carrying value together with the carrying value of deposits for the option to acquire a vessel including expenses and interest.

Factors and assumptions used in the undiscounted projected net operating cash flow analysis included a determination of the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed-fleet days (the Company’s remaining charter agreement rates), an estimated daily time charter equivalent for the unfixed days (based on three-year average historical time charter rates) over the remaining lease term, net of brokerage and address commissions excluding days of scheduled off-hires (for the bareboat-in vessels), and management fees for vessel operating expenses in accordance with the terms of the Management Agreement. The determination process assumed an annual increase of 3.0% every second year for the bareboat-in vessels.

As of December 31, 2020, our assessment concluded that step two of the impairment analysis was required for two asset groups, which involved a discounted cash flow analysis using the Company’s WACC. As a result, the Company recorded an impairment loss of $1,361, representing the difference between the fair value of the operating lease asset and its carrying value. The impairment loss is presented under the caption “Net income/(loss) from discontinued operations” in the consolidated statements of comprehensive income/(loss).

(z)  Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs over its par value is recorded in additional paid-in capital.

(aa)  Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for credit losses.

On January 1, 2020, the Company adopted Topic 326 “Financial Instruments - Credit Losses. Measurement of Credit Losses on Financial Instruments” using the modified retrospective approach. This standard amends the accounting for credit losses on available-for-sale debt securities, purchased financial assets with credit deterioration and clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842 “Leases”. In addition, this standard requires the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and current expectations of future economic conditions based on reasonable and supportable forecasts. This new guidance did not have a material impact on the Company’s consolidated financial statements, as the majority of its Accounts receivable, net relates to receivables arising from operating leases and are scoped out of the new standard. As a result of the adoption of this standard, there was no cumulative impact to the Company’s accumulated deficit at January 1, 2020.

(ab)  Convertible Preferred Stock: The Company’s 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) was recorded at fair market value on the date of issuance. The fair market value was determined using a binomial valuation model. The model which was used took into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share had a par value of $0.0001. Each holder of Preferred Stock was entitled to receive an annual dividend equal to 2.0% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock automatically converted into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock converted into shares of common stock under the same terms 10 years after their issuance date. At any time following the third anniversary from their issuance date, if the closing price of the common stock had been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares automatically converted at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock were entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per common stock. As of December 31, 2022, 2021 and 2020, the balance of convertible preferred stock was nil. For information on the Preferred Stock, see Note 17 “Preferred and Common Stock” in the consolidated financial statements.

(ac)  Cumulative Redeemable Perpetual Preferred Stock: The Company’s 2,000,000 American Depositary Shares, Series G ADSs and the 4,800,000 American Depositary Shares, Series H ADSs are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G ADSs, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G ADSs at a rate of 8.75% per annum and on the Series H ADSs at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G ADSs may be redeemed at the Company’s option and at any time on or after July 8, 2019, the Series H ADSs may be redeemed at the Company’s option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity. For information on Series G ADSs and H ADSs, see Note 17 “Preferred and Common Stock” in the consolidated financial statements.

(ad) Convertible Debenture and Series I Preferred Stock: Concurrently with the refinancing of the NSM loans I & II, Navios Holdings entered into a convertible debenture with NSM (the “Convertible Debenture”) covering certain payments under the NSM Loans including an upfront fee of $24,000, accrued interest, and prepayment fees. NSM has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. In accordance with the terms of the Convertible Debenture, on January 3, 2022, Navios Holdings issued 1,000 shares of preferred stock (the “Series I Preferred Stock”), which have no voting and no economic rights. The Convertible Debenture was deemed to be a single liability instrument at inception under ASC 480, as the preferred shares embody an unconditional obligation that the issuer may settle by issuing a variable number of its equity shares with a monetary value that is determinable. Payments/PIK to holders are reported as interest cost and accrued but not-yet-paid payments increase the balance of the convertible debenture. The Convertible Debenture was accounted for under ASU 2020-06 (Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40), amounts to $118,833 and nilas of December 31, 2022 and 2021, respectively, and is presented under the caption “Convertible debenture payable to affiliate companies” in the consolidated balance sheets. The Series I Preferred Stock represents 29,945,271 shares of common stock issuable as of December 31, 2022 which are deemed outstanding for voting purposes. The as converted number of common shares are deemed to be participating securities for the purposes of earning per share calculation.

(ae)  Investment in Equity Securities: Navios Holdings evaluates its investment in Navios Partners, and evaluated its investment in Navios Containers and Navios Acquisition (through their NMCI Merger and NNA Merger in March 2021 and September 2021, respectively), and Navios Europe II (through its liquidation in June 2020) for OTTI on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Partners, and (iii) the intent and ability of the Company to retain its investment in Navios Partners for a period of time sufficient to allow for any anticipated recovery in fair value. If the Company considers any decline to be “other-than-temporary”, then the Company would write down the carrying amount of the investment to its estimated fair value.

(af)  Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(ag)  Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In addition, in January 2021, the FASB issued another ASU (ASU No. 2021-01) with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2024. Following the deferral of the sunset date of topic 848, as amended by ASU 2022 06. There was no material impact to the Company's consolidated financial statements as of December 31, 2022.

In July 2021, the FASB issued ASU 2021-05, Lease (Topic 842): Lessors—Certain Leases with Variable Lease Payments (“ASU 2021-05”). The guidance in ASU 2021-05 amends the lease classification requirements for the lessors under certain leases containing variable payments to align with practice under ASC 840. The lessor should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) the lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in ASC 842-10-25-2 through 25-3; and 2) the lessor would have otherwise recognized a day-one loss. The amendments in ASU 2021-05 were effective for fiscal years beginning after December 15, 2021. The adoption of this ASU on January 1, 2022 did not have a material impact on the Company’s consolidated financial statements.

On August 5, 2020, the FASB issued ASU No. 2020-06, Debt -Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity’s Own Equity (Subtopic 815-40). The objective of this update is to improve understandability and reduce complexity on distinguishing liabilities from equity. Amendments affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The amendments in this update were effective for public business entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The adoption of this ASU on January 1, 2022 through the modified retrospective method did not have a material impact on the Company’s consolidated financial statements.